Note 15 - Inventories, Net - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods	$ 1,592,706	$ 1,113,011
Goods in process	936,555	707,665
Raw materials	606,977	358,552
Supplies	542,636	485,815
Goods in transit	530,721	253,324
Inventories, Gross	4,209,595	2,918,367
Allowance for obsolescence, see note 24 (i)	(222,666)	(245,774)
Total current inventories	$ 3,986,929	$ 2,672,593